Accounts receivable, net (Details 1) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)
Allowance for doubtful accounts, beginning | $	$ 112		$ 109
(Less) / add: (reversal in) / provision for allowances | $	(76)		3
Allowance for doubtful accounts, ending | $	$ 36		$ 112
ZHEJIANG TIANLAN
Allowance for doubtful accounts, beginning | ¥		¥ 24,047		¥ 41,761
(Less) / add: (reversal in) / provision for allowances | ¥		2,437		(17,714)
Allowance for doubtful accounts, ending | ¥		¥ 26,484		¥ 24,047